Nature of Business and Liquidity (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Cash		$ 11,046	$ 2,958
Working capital deficiency		$ 86,386
Poly Met Mining, Inc [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest in subsidiary		100.00%
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership		71.00%
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures promissory note		$ 10,033
Glencore [Member] | Convertible Debt [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures		$ 84,356
Glencore [Member] | Convertible Debt [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Gross proceeds of issuance of common shares	$ 195,400